Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

3.        Fair Value of Financial Instruments

The Company’s financial instruments consist of money market funds as well as an anti-dilution issuance rights liability pursuant to the License Option Agreement with CWRU (see Note 6). The anti-dilution issuance rights meet the definition of a derivative under FASB’s ASC Topic 815, “Derivatives and Hedging”, and the liability is carried at fair value.

Under this authoritative guidance, we are required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. We determine fair value based on quoted prices when available or through the use of alternative approaches, such as discounting the expected cash flows using market interest rates commensurate with the credit quality and duration of the investment or valuations by third-party professionals. The three levels of inputs that we may use to measure fair value are:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
•	Level 2: Quoted prices in markets that are not active or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following tables set forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy:

		Fair Value Measurements at December 31, 2021 Using
	Fair Value at December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	$226,142	$226,142	$–	$–
Total assets	$226,142	$226,142	$–	$–

Liabilities:
Anti-dilution issuance rights derivative liability	$104,300	$–	$–	$104,300
Total liabilities	$104,300	$–	$–	$104,300

		Fair Value Measurements at December 31, 2020 Using
	Fair Value at December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	$352,738	$352,738	$–	$–
Total assets	$352,738	$352,738	$–	$–

Liabilities:
Anti-dilution issuance rights derivative liability	$83,500	$–	$–	$83,500
Total liabilities	$83,500	$–	$–	$83,500

Anti-Dilution Issuance Rights Derivative Liability

Pursuant to the Series B Preferred Certificate of Designation, the Series B Preferred includes certain anti-dilution issuance rights, whereby the holder will continue to maintain equity ownership equal to 10% of the fully diluted shares of common stock outstanding, calculated on an as converted basis, including all other convertible securities outstanding and reserved for issuance (and excluding stock options issued and outstanding and reserved for issuance under a Board approved employee stock option plan reserving for issuance no more than ten percent (10%) of the outstanding common stock of the Company) until we raise approximately $626,000 from the sale of common or preferred stock, or a combination thereof.

To determine the estimated fair value of the anti-dilution issuance rights liability, the Company used a Monte Carlo simulation methodology, which models the future movement of stock prices based on several key variables. At December 31, 2021, December 31, 2020, and August 21, 2020 (at inception), the estimated fair value of the anti-dilution issuance rights was $104,300, $83,500, and $83,500, respectively. We initially recorded the fair value as a derivative liability with a corresponding charge to research and development expense and we will mark-to-market at each reporting period, with changes in fair value recognized in other income (expense) in the consolidated statement of operations at each period-end while this derivative instrument is outstanding.

The primary inputs used in valuing the anti-dilution issuance rights liability at December 31, 2021, December 31, 2020, and at August 21, 2020 (at inception), were as follows:

	December 31, 2021	December 31, 2020	At inception
Fair value of common stock (per share)	$1.02	$3.25	$3.30
Estimated additional shares of common stock	134,229	31,353	57,462
Expected volatility	105%	90%	135%
Expected term (years)	0.25	0.25	0.45
Risk-free interest rate	0.06%	0.09%	0.11%

The fair value of the common stock was determined by management with the assistance of an independent third-party specialist. The computation of expected volatility was estimated using available information about the historical volatility of stocks of similar publicly traded companies for a period matching the expected term assumption. In addition, the Company incorporated the estimated number of shares, timing, and probability of future equity financings in the calculation of the anti-dilution issuance rights liability.